EMPLOYEE BENEFIT PLAN (Details) - CNY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EMPLOYEE BENEFIT PLAN
Total contribution for employee benefits	¥ 23,140	¥ 32,653	¥ 69,370	¥ 110,394	¥ 116,281